Short-Term Investments	12 Months Ended
Jun. 30, 2022
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

The following table summarizes the Group’s investment balances:

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
Short-term investments
- Private fund product	-	5,000	746
Total short-term investments	-	5,000	746

The Group purchased a private fund product in September 2021 with RMB5 million cash consideration. The Group accounted for this private fund investment using the equity method of accounting since the Group had more than minor interest in this fund. It was classified as short-term investment because the Group believed that the purpose of holding this product is for effective use of idle cash and the Group can redeem this fund without restrictions.

The Group recorded investment income on these investments of RMB1,499, RMB653 and nil for the years ended June 30, 2020, 2021 and 2022, respectively.